Quarterly Holdings Report
for
Fidelity Freedom® 2020 Fund
June 30, 2025
F20-NPRT1-0825
1.818361.120
Bond Funds - 50.6%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	65,271,603	653,368,746
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	114,924,509	886,067,967
Fidelity Series Emerging Markets Debt Fund (b)	7,868,670	63,736,231
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	2,182,780	20,976,514
Fidelity Series Floating Rate High Income Fund (b)	1,252,408	11,096,333
Fidelity Series High Income Fund (b)	7,747,273	68,176,001
Fidelity Series International Credit Fund (b)	2,380,157	20,136,131
Fidelity Series International Developed Markets Bond Index Fund (b)	69,769,537	608,390,363
Fidelity Series Investment Grade Bond Fund (b)	363,564,402	3,672,000,464
Fidelity Series Long-Term Treasury Bond Index Fund (b)	91,180,274	490,549,875
Fidelity Series Real Estate Income Fund (b)	1,229,660	12,321,198
TOTAL BOND FUNDS (Cost $7,296,805,864)		6,506,819,823

Domestic Equity Funds - 25.0%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (b)	9,076,475	120,263,296
Fidelity Series Blue Chip Growth Fund (b)	16,112,042	333,035,905
Fidelity Series Commodity Strategy Fund (b)	259,446	23,578,423
Fidelity Series Growth Company Fund (b)	23,872,190	598,714,532
Fidelity Series Intrinsic Opportunities Fund (b)	7,511,628	82,627,906
Fidelity Series Large Cap Stock Fund (b)	22,683,090	587,265,188
Fidelity Series Large Cap Value Index Fund (b)	10,253,670	176,875,814
Fidelity Series Opportunistic Insights Fund (b)	13,203,460	357,153,588
Fidelity Series Small Cap Core Fund (b)	1,550,367	18,077,276
Fidelity Series Small Cap Discovery Fund (b)	4,909,398	53,168,776
Fidelity Series Small Cap Opportunities Fund (b)	7,996,526	116,829,247
Fidelity Series Stock Selector Large Cap Value Fund (b)	27,837,653	394,181,164
Fidelity Series Value Discovery Fund (b)	22,170,276	358,493,367
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,683,180,036)		3,220,264,482

International Equity Funds - 21.3%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	10,616,770	195,242,396
Fidelity Series Emerging Markets Fund (b)	17,555,701	179,243,706
Fidelity Series Emerging Markets Opportunities Fund (b)	33,611,634	719,961,197
Fidelity Series International Growth Fund (b)	24,591,019	488,131,729
Fidelity Series International Small Cap Fund (b)	8,700,384	172,615,617
Fidelity Series International Value Fund (b)	31,680,159	483,756,030
Fidelity Series Overseas Fund (b)	30,065,994	487,069,104
Fidelity Series Select International Small Cap Fund (b)	787,051	10,483,525
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,603,405,512)		2,736,503,304

Short-Term Funds - 0.2%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (b) (Cost $26,964,522)	2,737,990	27,626,324

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/10/2025	4.25 to 4.26	5,400,000	5,394,341
US Treasury Bills 0% 7/17/2025 (d)	4.23 to 4.27	5,690,000	5,679,530
US Treasury Bills 0% 7/24/2025 (d)	4.24 to 4.25	19,140,000	19,089,070
US Treasury Bills 0% 7/31/2025 (d)	4.23 to 4.26	12,580,000	12,536,316
TOTAL U.S. TREASURY OBLIGATIONS (Cost $42,698,566)			42,699,257

Money Market Funds - 2.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.32	21,724,104	21,728,449
Fidelity Series Government Money Market Fund (b)(f)	4.42	319,308,461	319,308,461
TOTAL MONEY MARKET FUNDS (Cost $341,036,910)			341,036,910

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $10,994,091,410)	12,874,950,100
NET OTHER ASSETS (LIABILITIES) - 0.0%	(3,990,425)
NET ASSETS - 100.0%	12,870,959,675

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	1,057	Sep 2025	141,727,845	1,212,443	1,212,443
ICE MSCI Emerging Markets Index Contracts (United States)	914	Sep 2025	56,370,950	1,138,404	1,138,404

TOTAL EQUITY CONTRACTS					2,350,847

Interest Rate Contracts
CBOT 10 Year US Treasury Bond Contracts (United States)	3,247	Sep 2025	364,019,141	8,167,405	8,167,405
CBOT US Treasury Long Bond Contracts (United States)	1,177	Sep 2025	135,722,813	5,633,001	5,633,001

TOTAL INTEREST RATE CONTRACTS					13,800,406

TOTAL PURCHASED					16,151,253

Sold

Equity Contracts
CME S&P 500 Index Contracts (United States)	829	Sep 2025	259,217,938	(9,164,553)	(9,164,553)

TOTAL FUTURES CONTRACTS					6,986,700
The notional amount of futures purchased as a percentage of Net Assets is 5.4%
The notional amount of futures sold as a percentage of Net Assets is 2.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $34,729,668.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	55,333,612	74,127,420	107,732,583	286,158	-	-	21,728,449	21,724,104	0.0%
Total	55,333,612	74,127,420	107,732,583	286,158	-	-	21,728,449

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	611,011,587	61,840,971	23,212,989	2,266,540	34,471	3,694,706	653,368,746	65,271,603
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	904,772,088	28,943,140	42,455,097	3,486,935	(8,471,339)	3,279,175	886,067,967	114,924,509
Fidelity Series All-Sector Equity Fund	110,511,559	5,314,372	11,735,706	-	1,606,229	14,566,842	120,263,296	9,076,475
Fidelity Series Blue Chip Growth Fund	324,439,017	93,183	52,626,878	-	13,346,584	47,783,999	333,035,905	16,112,042
Fidelity Series Canada Fund	174,819,988	1,650,892	7,200,401	-	1,888,877	24,083,040	195,242,396	10,616,770
Fidelity Series Commodity Strategy Fund	25,376,354	7,131	1,005,302	-	43,464	(843,224)	23,578,423	259,446
Fidelity Series Emerging Markets Debt Fund	64,527,472	968,848	2,752,441	949,208	(542,845)	1,535,197	63,736,231	7,868,670
Fidelity Series Emerging Markets Debt Local Currency Fund	20,181,114	4,992	714,249	-	(54,341)	1,558,998	20,976,514	2,182,780
Fidelity Series Emerging Markets Fund	173,404,903	48,900	13,576,783	-	1,475,499	17,891,187	179,243,706	17,555,701
Fidelity Series Emerging Markets Opportunities Fund	694,056,237	195,817	54,326,468	-	13,227,878	66,807,733	719,961,197	33,611,634
Fidelity Series Floating Rate High Income Fund	11,344,538	229,778	499,722	226,204	(51,598)	73,337	11,096,333	1,252,408
Fidelity Series Government Money Market Fund	288,373,255	41,541,680	10,606,474	3,257,886	-	-	319,308,461	319,308,461
Fidelity Series Growth Company Fund	592,265,585	168,035	101,252,309	-	20,960,217	86,573,004	598,714,532	23,872,190
Fidelity Series High Income Fund	67,839,645	1,129,740	2,718,513	1,110,452	(190,973)	2,116,102	68,176,001	7,747,273
Fidelity Series International Credit Fund	19,778,274	249,881	59,688	249,880	2,438	165,226	20,136,131	2,380,157
Fidelity Series International Developed Markets Bond Index Fund	602,463,477	23,055,609	24,710,546	2,931,421	(676,753)	8,258,576	608,390,363	69,769,537
Fidelity Series International Growth Fund	443,724,245	21,859,012	29,003,585	-	4,103,929	47,448,128	488,131,729	24,591,019
Fidelity Series International Small Cap Fund	171,871,501	36,399	28,787,390	-	10,884,089	18,611,018	172,615,617	8,700,384
Fidelity Series International Value Fund	500,545,806	136,117	74,144,004	-	29,886,167	27,331,944	483,756,030	31,680,159
Fidelity Series Intrinsic Opportunities Fund	85,682,094	23,181	8,226,843	-	184,813	4,964,661	82,627,906	7,511,628
Fidelity Series Investment Grade Bond Fund	3,590,245,858	215,456,748	144,331,888	38,270,988	(11,736,791)	22,366,537	3,672,000,464	363,564,402
Fidelity Series Large Cap Stock Fund	583,648,156	164,847	81,031,627	-	41,984,034	42,499,778	587,265,188	22,683,090
Fidelity Series Large Cap Value Index Fund	176,623,020	1,663,032	7,829,928	-	2,432,422	3,987,268	176,875,814	10,253,670
Fidelity Series Long-Term Treasury Bond Index Fund	494,890,559	28,056,179	20,106,487	4,571,166	(5,973,830)	(6,316,546)	490,549,875	91,180,274
Fidelity Series Opportunistic Insights Fund	351,529,838	100,234	53,434,478	-	26,245,243	32,712,751	357,153,588	13,203,460
Fidelity Series Overseas Fund	460,217,011	136,118	31,605,761	-	11,405,220	46,916,516	487,069,104	30,065,994
Fidelity Series Real Estate Income Fund	12,633,671	184,518	545,739	180,858	(842)	49,590	12,321,198	1,229,660
Fidelity Series Select International Small Cap Fund	2,294,251	6,972,346	66,845	-	343	1,283,430	10,483,525	787,051
Fidelity Series Short-Term Credit Fund	29,777,601	325,445	2,611,820	306,106	23,285	111,813	27,626,324	2,737,990
Fidelity Series Small Cap Core Fund	18,618,981	5,548	1,859,145	-	(301,074)	1,612,966	18,077,276	1,550,367
Fidelity Series Small Cap Discovery Fund	54,083,457	933,789	4,749,097	915,946	(453,893)	3,354,520	53,168,776	4,909,398
Fidelity Series Small Cap Opportunities Fund	118,361,606	32,810	12,178,148	-	3,391,812	7,221,167	116,829,247	7,996,526
Fidelity Series Stock Selector Large Cap Value Fund	393,019,241	6,691,280	20,848,934	-	102,303	15,217,274	394,181,164	27,837,653
Fidelity Series Value Discovery Fund	366,662,397	100,949	18,694,196	-	5,096,215	5,328,002	358,493,367	22,170,276
	12,539,594,386	448,321,521	889,509,481	58,723,590	159,871,253	552,244,715	12,810,522,394

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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